Condensed Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance — June 30, 2022 (unaudited) at Dec. 31, 2021	$ 59	$ 288		$ (8,609,810)	$ (8,609,463)
Balance, shares at Dec. 31, 2021	585,275	2,875,000
Re-measurement of carrying value of Class A redeemable stock to redemption value				(1,150,000)	(1,150,000)
Net income (loss)				3,145,445	3,145,455
Balance at Jun. 30, 2022	$ 59	$ 288		(6,614,365)	(6,614,018)
Balance, shares at Jun. 30, 2022	585,275	2,875,000
Balance — June 30, 2022 (unaudited) at Dec. 31, 2021	$ 59	$ 288		(8,609,810)	(8,609,463)
Balance, shares at Dec. 31, 2021	585,275	2,875,000
Net income (loss)					2,992,171
Balance at Sep. 30, 2022	$ 59	$ 288		(8,451,509)	(8,451,162)
Balance, shares at Sep. 30, 2022	585,275	2,875,000
Balance — June 30, 2022 (unaudited) at Jun. 30, 2022	$ 59	$ 288		(6,614,365)	(6,614,018)
Balance, shares at Jun. 30, 2022	585,275	2,875,000
Re-measurement of carrying value of Class A redeemable stock to redemption value				(1,150,000)	(1,150,000)
Net income (loss)				(153,275)	(153,275)
Accretion of Class A common stocks at redemption value				(533,869)	(533,869)
Balance at Sep. 30, 2022	$ 59	$ 288		(8,451,509)	(8,451,162)
Balance, shares at Sep. 30, 2022	585,275	2,875,000
Balance — June 30, 2022 (unaudited) at Dec. 31, 2022	$ 59	$ 425	2,242,253	(11,632,745)	(8,806,438)
Balance, shares at Dec. 31, 2022	585,275	4,253,517
Re-measurement of carrying value of Class A redeemable stock to redemption value			(583,570)		(583,570)
Net income (loss)				(85,983)	(85,983)
Balance at Mar. 31, 2023	$ 59	$ 425	2,242,253	(11,718,728)	(9,475,991)
Balance, shares at Mar. 31, 2023	585,275	4,253,517
Balance — June 30, 2022 (unaudited) at Dec. 31, 2022	$ 59	$ 425	2,242,253	(11,632,745)	(8,806,438)
Balance, shares at Dec. 31, 2022	585,275	4,253,517
Net income (loss)					(907,660)
Balance at Sep. 30, 2023	$ 59	$ 425	917,476	(12,540,406)	(11,622,446)
Balance, shares at Sep. 30, 2023	585,275	4,253,517
Balance — June 30, 2022 (unaudited) at Mar. 31, 2023	$ 59	$ 425	2,242,253	(11,718,728)	(9,475,991)
Balance, shares at Mar. 31, 2023	585,275	4,253,517
Re-measurement of carrying value of Class A redeemable stock to redemption value			(604,656)		(604,656)
Net income (loss)				(5,158)	(5,158)
Balance at Jun. 30, 2023	$ 59	$ 425	1,637,597	(11,723,886)	(10,085,805)
Balance, shares at Jun. 30, 2023	585,275	4,253,517
Re-measurement of carrying value of Class A redeemable stock to redemption value			(606,768)		(606,768)
Net income (loss)				(816,520)	(816,520)
Excise tax liability			(113,353)		(113,353)
Balance at Sep. 30, 2023	$ 59	$ 425	$ 917,476	$ (12,540,406)	$ (11,622,446)
Balance, shares at Sep. 30, 2023	585,275	4,253,517